SHAREHOLDERS’ EQUITY (Details Narrative) $ / shares in Units, $ in Thousands																			1 Months Ended			12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 04, 2025 USD ($) $ / shares shares	Aug. 24, 2025	Aug. 15, 2025	Aug. 13, 2025 USD ($) shares	Mar. 27, 2025 USD ($) shares	Mar. 07, 2025 USD ($) $ / shares shares	Feb. 26, 2025	Feb. 21, 2025 USD ($)	Feb. 20, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 30, 2024 USD ($)	Nov. 27, 2024 shares	Aug. 08, 2024 $ / shares shares	Jul. 15, 2024 $ / shares shares	Jun. 14, 2024 USD ($) $ / shares shares	Dec. 11, 2023 USD ($) $ / shares shares	Jan. 22, 2021 USD ($) $ / shares shares	Aug. 31, 2025	Jul. 27, 2023 $ / shares shares	Mar. 29, 2023 $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares		Dec. 03, 2025 $ / shares	Mar. 06, 2025	Aug. 08, 2024 ₪ / shares	Dec. 31, 2023 ₪ / shares	Jul. 27, 2023 ₪ / shares	May 31, 2023 $ / shares	May 31, 2023 ₪ / shares	Mar. 29, 2023 ₪ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reverse stock split			reverse share split of its Ordinary Shares at a ratio of 1-for-7.	1:7 reverse share split				ADSs from 1 ADS representing 30 Ordinary Shares to 1 ADS representing 90 Ordinary Shares.											1:7 reverse share split
Net proceeds after deducting closing costs and fees | $																						$ 9,476		$ 903		$ 4,181
Share based compensation expense | $																						817		727		$ 1,291
Weighted average grant date fair value | $ / shares																										$ 0.28
Unrecognized share based payment expenses | $	$ 13																					13
Options Granted 2023 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense | $																						4		5		$ 6
Option exercise price | (per share)																					$ 1.96														₪ 7
Number of options purchased																					53,571
Employee Three [Member] | Eye-Net Mobile Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense | $																						4		4		$ 4
Option exercise price | $ / shares																										$ 200
Number of options purchased																										150
Option vesting period, description																										The options vest over 36 months, one third of the options vest after one year and the balance of the remaining options vest over eight quarters until fully vested.
Employee Four [Member] | Eye-Net Mobile Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense | $																						33		$ 7
Option exercise price | $ / shares											$ 200													$ 200
Number of options purchased																								1,250
Option vesting period, description																								The options vests over 36 months, one third of the options vest after one year and the balance of the remaining options vest over eight quarters until fully vested.
Employee Five [Member] | Eye-Net Mobile Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense | $																						$ 23
Option exercise price | $ / shares	$ 200																					$ 200
Number of options purchased																						2,245
Option vesting period, description																						The options vest equally over twelve quarters until fully vested.
2024 Share Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Percentage of capital on fully diluted basis																						18.00%
2016 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense | $																						$ 37		$ 47		$ 211
Option exercise price | (per share)																																	$ 0.91	₪ 3.50
Percentage of capital on fully diluted basis																						15.00%
Options Granted 2023 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense | $																						$ 15		15		8
Option exercise price | (per share)																				$ 0.91												₪ 3.50
Number of options purchased																				57,143
Options Granted 2023 [Member] | Employees One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense | $																						$ 7		$ 12		$ 3
Option exercise price | (per share)																										$ 0.91					₪ 3.50
Number of options purchased																										214,286
Option vesting period, description																										175,000
Options Granted 2023 One Year Cliff [Member] | Employees One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Option vesting period, description																										39,286
Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Incremental fair value recognized as issuance cost | $		$ 164
Series C Warrants [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, ordinary shares		31,105,980
Securities Purchase Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Investment purchase percentage		5.17%					5.80%
Foresight Autonomous Holdings Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Investment purchase percentage		89.36%					94.20%																					94.20%	100.00%
January 2021 Sales Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued to service providers																		256,929
January 2024 Sales Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued to service providers																6,424,843
Number of shares sold																						33,799,530
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued to service providers																	19,285,714					33,799,530	[1],[2]	6,424,843	[1],[2]	19,542,643	[1],[2]
Common Stock [Member] | Series A Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, ordinary shares	22,376,057						26,190,450															22,376,057
Common Stock [Member] | Series A Warrants [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, ordinary shares	9,440,340	64,285,710																				9,440,340
Common Stock [Member] | Series B Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, ordinary shares							12,833,850
American Depository Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross proceeds from direct offering | $		$ 3,000					$ 2,750										$ 4,500
Number of shares issued to service providers																	214,286
Share price | $ / shares																	$ 21.00
Net proceeds after deducting closing costs and fees | $																	$ 4,046
American Depository Shares [Member] | 2024 Share Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options purchased					1,429
American Depository Shares [Member] | Series A Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants | $ / shares							$ 0.21
Warrants, ordinary shares	248,623						291,005															248,623
American Depository Shares [Member] | Series A Warrants [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants | $ / shares		$ 0.06
Warrants, ordinary shares	104,893	714,286																				104,893
American Depository Shares [Member] | Series B Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants | $ / shares							$ 18.1125
Warrants, ordinary shares							142,598
American Depository Shares [Member] | Series B Warrants [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants | $ / shares		$ 8.1375																										$ 18.1125
American Depository Shares [Member] | Series C Warrants [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants | $ / shares		$ 8.1375
Warrants, ordinary shares		345,622
American Depository Shares [Member] | January 2021 Sales Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued to service providers																		2,855
Share price | $ / shares																		$ 58.275
Gross proceeds | $																		$ 60,000
Gross proceeds from sales of stock | $																		166
Net proceeds from sales issuance costs | $																		$ 135
American Depository Shares [Member] | January 2024 Sales Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued to service providers																71,387
Share price | $ / shares	$ 11.46															$ 14.61						$ 11.46
Gross proceeds | $	$ 4,304								$ 11,400	$ 7,000	$ 7,000	$ 1,130				$ 1,130
Gross proceeds from sales of stock | $																1,043
Net proceeds from sales issuance costs | $	$ 4,165															$ 903
Number of shares sold																						375,550
Magnas Employees Options [Member] | Research And Development Expenses [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense | $																						$ 135		$ 12		$ 13
Magna Stock Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense | $																						$ 1		1		$ 16
Option exercise price | (per share)														$ 1.10						$ 1.10										₪ 3.50		₪ 3.50
Number of options purchased														14,286
Option vesting period, description														The options vest equally over twelve quarters until fully vested on July 1, 2027.
Restricted Stock Units (RSUs) [Member] | Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Restricted stock granted					454,286	197,143							248,571									2,836,234
Restricted stock forfeited																						1,943,229
Restricted stock unit vested term													36 months
Restricted stock expense | $					$ 7	$ 5																$ 789		8
Restricted stock expiration period																						3 years
Restricted Stock Units (RSUs) [Member] | 2024 Share Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued to service providers													1,429
Share based compensation expense | $																						$ 10		3
Number of options purchased					128,571								128,571
Restricted Stock Units (RSUs) [Member] | 2024 Share Incentive Plan [Member] | Board Of Directors Officers and Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Restricted stock granted															7,853,571
Restricted stock unit grant date | $ / shares															$ 0.28
Restricted stock granted															565,534
Restricted stock forfeited															888,214
Restricted stock unit vested term															36 months
Restricted stock expense | $																						512		$ 289
Restricted Stock Units (RSUs) [Member] | 2024 Share Incentive Plan One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense | $																						$ 2

[1]	All share and per-share amounts have been retrospectively adjusted to reflect the 1:7 reverse share split effected in August 2025
[2]	Issuance costs in the amount of $414, $140 and $485 in 2025, 2024 and 2023, respectively.